Risks and contingencies (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program	¥ 0	¥ 0